Prospectus [Line Items]
Supplement [Text Block]

THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

FROST LOW DURATION BOND FUND (THE "FUND")

SUPPLEMENT DATED JUNE 1, 2016 TO THE INVESTOR CLASS SHARES PROSPECTUS (THE "INVESTOR CLASS PROSPECTUS"), THE INSTITUTIONAL CLASS SHARES PROSPECTUS (THE "INSTITUTIONAL CLASS PROSPECTUS," AND, TOGETHER WITH THE INVESTOR CLASS PROSPECTUS, THE "PROSPECTUSES") AND THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"), EACH DATED NOVEMBER 28, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

ON JUNE 1, 2016, A REDUCTION OF THE INVESTMENT ADVISORY FEE OF THE FUND FROM AN ANNUAL FEE OF 0.35% OF THE FUND'S AVERAGE DAILY NET ASSETS TO AN ANNUAL FEE OF 0.30% OF THE FUND'S AVERAGE DAILY NET ASSETS, WHICH WAS APPROVED AT THE MAY 17, 2016 MEETING OF THE BOARD OF TRUSTEES OF THE TRUST, WILL BECOME EFFECTIVE. ACCORDINGLY, EFFECTIVE JUNE 1, 2016, THE FUND'S PROSPECTUSES AND SAI ARE HEREBY AMENDED AND SUPPLEMENTED AS FOLLOWS:

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FROST LOW DURATION BOND FUND		INVESTOR CLASS SHARES	INSTITUTIONAL CLASS SHARES
Management Fees	[1]	0.30%	0.30%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.17%	0.17%
Total Annual Fund Operating Expenses		0.72%	0.47%
[1]	Management Fees have been restated to reflect current fees.

Expense Example, With Redemption [Table]
Expense Example - FROST LOW DURATION BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS SHARES	74	236	418	945
INSTITUTIONAL CLASS SHARES	48	151	263	591

Supplement Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. FIA-SK-037-0100